PROMISSORY NOTE (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 31, 2020	Jun. 30, 2021
Short-term Debt [Line Items]
Value of shares issued			$ 847,144
Common Stock [Member]
Short-term Debt [Line Items]
Value of shares issued			947
Promissory Note [Member] | L A B R Y S F U N D L P [Member]
Short-term Debt [Line Items]
Amortization of debt discount			$ 106,029
Promissory Note [Member] | L A B R Y S F U N D L P [Member] | Common Stock First Commitment Shares [Member]
Short-term Debt [Line Items]
Number of shares issued		447,762
Promissory Note [Member] | L A B R Y S F U N D L P [Member] | Common Stock Second Commitment Shares [Member]
Short-term Debt [Line Items]
Number of shares issued	1,042,000	1,119,402
Promissory Note [Member] | L A B R Y S F U N D L P [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Number of shares issued	417,000
Value of shares issued	$ 87,153	$ 68,060